GOODWILL & INTANGIBLE ASSETS - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
GOODWILL & INTANGIBLE ASSETS
Goodwill, Beginning Balance	$ 2,252
Acquisition of EnvisionTEC	199,056
Goodwill, Ending Balance	201,308
Accumulated impairment losses	$ 0	$ 0